RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Related Party Transaction [Line Items]
Right of use assets	$ 316,954		¥ 2,070,548	¥ 2,549,914
Operating Lease, liabilities	315,802		2,063,022	2,539,064
Monthly Payment [Member]
Related Party Transaction [Line Items]
Annual rental expense	230,000	¥ 1,470,000
Related Party
Related Party Transaction [Line Items]
Right of use assets	88,921			803,503
Operating Lease, liabilities	$ 88,921		¥ 580,888	¥ 803,503
Related Party | Monthly Payment [Member]
Related Party Transaction [Line Items]
Annual rental expense		¥ 122,750